Profit before income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of profit before taxation
	Year Ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000

Depreciation of property and equipment	818	2,944	2,977
Amortization of intangible assets	-	2	1
Directors
- salaries and related costs	1,815	1,704	1,051
- social benefits contribution	130	44	5
- share based compensation	589	50	37
Key management personnel (other than directors)
- salaries and related costs	3,501	2,079	1,563
- social benefits contribution	150	51	5
- share based compensation	100	25	74
Other than directors and key management personnel
- salaries and related costs	1,863	2,653	707
- social benefits contribution	452	456	10